TRADE RECEIVABLES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Credit Loss [Abstract]
Related party receivables	$ 25,000	$ 0	$ 4,000
Trade receivables description	As of December 31, 2022, receivables from five customers made up 64% of the Company’s receivables. As of December 31, 2021 four customers made up 49% of the outstanding receivables with only one customer being the same customer as referred to with respect to the December 31, 2022 concentration.
Allowances for doubtful accounts	$ 0		$ 0